SEPARATE ACCOUNT VA-K
                              SEPARATE ACCOUNT VA-P
                               SEPARATE ACCOUNT KG
                              SEPARATE ACCOUNT KGC
                        ALLMERICA SELECT SEPARATE ACCOUNT
                                       OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

        SUPPLEMENT DATED JANUARY 7, 2003 TO PROSPECTUS DATED MAY 1, 2002

                                     * * *

The section entitled THE COMPANIES under the caption DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNT AND THE UNDERLYING COMPANIES is amended to read in its entirety as follows:

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Effective December 30, 2002, the Company changed its state of domicile to Massachusetts. First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. On December 31, 2002, First Allmerica became a wholly-owned subsidiary of Allmerica Financial, which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). Their principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").

Allmerica Financial and First Allmerica are subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, they are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate.

                                     * * *

Under DISTRIBUTION (see SALES OF POLICIES under SUMMARY OF POLICY FEATURES for ExecAnnuity Plus), the first paragraph is amended to read in its entirety as follows:

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments,
Inc.), a wholly owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contracts. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of the Companies who are registered representatives of VeraVest or of independent broker-dealers that are members of the NASD. The Contracts are no longer being issued.


                                     * * *

                                                SUPPLEMENT DATED JANUARY 7, 2003